Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					9 Months Ended		12 Months Ended
	Dec. 20, 2021	Nov. 15, 2021	Jun. 17, 2021	May 14, 2019	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 17, 2021	Jun. 16, 2021
Related Party Transaction [Line Items]
Due to related parties					$ 5,564		$ 3,967
Due to related parties					5,564		6,962
Interest on debt					337	$ 271
Promissory notes outstanding amount					6,000		6,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			7.50%
Debt Instrument, Face Amount	$ 6,000		$ 3,000					$ 1,000
Accrued interest								433
Fair value of shares issued for debt conversion			$ 1,000
Debt Instrument, Convertible, Conversion Price									$ 0.9165
Debt Instrument, Maturity Date	Apr. 01, 2024
Amount payable in cash								$ 1,000
Promissory notes outstanding amount					$ 6,000		6,000
Promissory Note [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Number of shares issued for debt conversion			1,091,062
Maritime Investors Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date, Description				the Company entered into a second amendment to the Amended & Restated Promissory Note which (i) extended the repayment of the outstanding principal, in whole or in part, until the earlier of a) one year after the repayment of the credit facility of Eighthone with Entrust Permal (the “Credit Facility”) on September 2023 (see Note 7), b) January 15, 2024 and c) repayment of any payment-in-kind (“PIK”) interest and principal deficiency amount under the Credit Facility, and (ii) increased the interest rate to 9.0% per annum of which 4.5% was to be paid in cash and 4.5% was to be paid in common shares of the Company calculated on the volume weighted average closing share price for the 10 day period immediately prior to each quarter end. The new interest rate was effective from April 1, 2019. After the repayment restrictions have been lifted per the Credit Facility, the Company, at its option, could continue to pay interest on the Amended & Restated Promissory Note in the afore-mentioned combination of cash and shares or pay all interest costs in cash.
Debt Instrument, Interest Rate, Stated Percentage				9.00%
Interest rate paid in cash				4.50%
Interest rate paid in restricted shares				4.50%
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel					$ 0.325
Charter hire agreement commission rate					1.25%
Administration fees payable to related party					$ 1,600
Head management agreement, terms and manner of settlement					In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.
Ship-management and administration fees percentage increase					Effective January 1, 2019 and 2020, the Ship-management Fees and the Administration Fees were increased by 0.62%, and, 0.26% respectively, in line with the average inflation rate of Greece for 2018 and 2019. For 2020, the average rate in Greece was a deflation of 1.24% and, as a result, no adjustment was made to the Ship-management Fees and the Administration Fees effective January 1, 2021, which remained, for the particular calendar year, as per the previous year. Effective January 1, 2022, the Ship-management Fees and the Administration Fees were increased by 1.23% in line with the average inflation rate of Greece for 2021.
Pyxis Maritime Corporation [Member] | While Vessel is Under Construction [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel					$ 0.450
SPP Shipbuilding Co. Ltd [Member] | Memorandum Of Agreement [Member]
Related Party Transaction [Line Items]
Fair value of shares issued for debt conversion							$ 2,170
Number of shares issued for debt conversion							4,139,003
Amount payable in cash							$ 1,325
Payment of construction		$ 32,000
Fair value of acquistion		31,172
Senior loan facility		$ 21,680
Senior loan facility maturities		7 years
Cash on hand							4,320
Due to related parties							$ 2,995
SPP Shipbuilding Co. Ltd [Member] | Memorandum Of Agreement [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Fair value senior loan facility		$ 3,000